Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of components of income tax expense

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
(Loss)/profit before tax
Loss from PRC entities	(143,951)	(71,249)	(20,596)
(Loss)/profit from overseas entities	(344)	14,183	27,738
Total (loss)/profit before tax	(144,295)	(57,066)	7,142

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Current income tax expense	1,880	3,249	2,145
Deferred income tax	—	—	—
Total income tax expense	1,880	3,249	2,145

Schedule of reconciliation of differences between statutory tax rate and effective tax rate

	Year Ended December 31,
	2022	2023	2024
PRC Statutory income tax rate	25.0%	25.0%	25.0%
Effect of tax rates in different tax jurisdiction	(0.3)%	(2.5)%	(35.1)%
Effect of preferential tax rate for qualified HNTE entities (1)	(6.0)%	(5.4)%	(8.6)%
Additional deduction for research and development expenditures	8.5%	17.7%	(125.1)%
Share-based compensation	(10.5)%	(19.7)%	141.2%
Permanent book-tax differences	(1.4)%	1.6%	(11.6)%
Change in valuation allowance (2)	(16.6)%	(22.4)%	44.3%
Effective tax rates	(1.3)%	(5.7)%	30.0%
(1)	The effect of the preferential income tax rate that the WFOE is entitled to enjoy as a qualified HNTE is 15%.
(2)	Valuation allowance for the years ended December 31, 2022, 2023 and 2024 are related to the deferred tax assets of certain group entities which reported losses. The Group believes that it is more likely than not that the deferred tax assets of these entities will not be utilized. Therefore, valuation allowance has been provided.

Summary of deferred tax assets and deferred tax liabilities

	As of December 31,
	2022	2023	2024
	US$	US$	US$
Deferred tax assets
Net accumulated losses-carry forward	106,146	117,409	118,755
Credit-related impairment of long-term investments	—	1,421	1,472
Inventory write-downs	691	531	845
Receivables allowances	42	279	795
Other deductible temporary difference	88	106	1,046
Less: valuation allowance	(106,967)	(119,746)	(122,913)
Total deferred tax assets	—	—	—

Summary of tax losses carry forwarded for future years

As of December 31, 2024	US$
2025	58,351
2026	104,894
2027	47,947
2028	62,484
2029	87,855
2030	37,178
2031	34,198
2032	97,163
2033	43,371
2034	2,998
Total tax losses carry forwards	576,439

Schedule of movement of valuation allowance

	As of December 31,
	2022	2023	2024
	US$	US$	US$
Balance at beginning of the year	82,964	106,967	119,746
Changes of valuation allowance(1)	24,003	12,779	3,167
Balance at end of the year	106,967	119,746	122,913
(1)	Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2023 and 2024, full valuation allowances on deferred tax assets were provided because it was more likely than not that the Group will not be able to utilize tax loss carry forwards and other temporary tax difference generated by its unprofitable subsidiaries and the VIE.